Fair Value (Nonrecurring Changes in Fair Value) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Impairment losses on investments in equity method investees, mainly in a consumer finance company		¥ 110,189
Investment Securities [Member]
Nonrecurring changes in fair value	3,364	26,262
Loans [Member]
Nonrecurring changes in fair value	160,862	211,471
Loans [Member] | Loans Held for Sale [Member]
Nonrecurring changes in fair value	1,263
Loans [Member] | Collateral Dependent Loans [Member]
Nonrecurring changes in fair value	159,599
Premises and Equipment [Member]
Nonrecurring changes in fair value	11,497	10,548
Intangible Assets [Member]
Nonrecurring changes in fair value	26,566	12,400
Other Assets [Member]
Nonrecurring changes in fair value	23,827	110,722	[1]
Other Assets [Member] | Investments in Equity Method Investees [Member]
Nonrecurring changes in fair value	21,895
Other Assets [Member] | Other [Member]
Nonrecurring changes in fair value	1,932
Total Nonrecurring Changes in Fair Value [Member]
Nonrecurring changes in fair value	¥ 226,116	¥ 371,403

[1]	Includes investments in equity method investees. The MUFG Group recorded impairment losses on investments in equity method investees, in mainly a consumer finance company, of ¥110,189 million.